Investment Income and Gains and Losses	12 Months Ended
Dec. 31, 2011
Investment Income And Gains And Losses [Abstract]
Investment Income and Gains and Losses

Note 14— Investment Income and Gains and Losses

  Net Investment Income

The components of pre-tax net investment income for the years ended December 31 were as follows:

(In millions)	2011	2010	2009
Fixed maturities	$817	$788	$748
Equity securities	6	6	7
Commercial mortgage loans	218	221	223
Policy loans	86	90	92
Real estate	(2)	(2)	(1)
Other long-term investments	48	29	(30)
Short-term investments and cash	10	11	10
	1,183	1,143	1,049
Less investment expenses	37	38	35
Net investment income	$1,146	$1,105	$1,014

Net investment income for separate accounts (which is not reflected in the Company's revenues) was $207 million for 2011, $163 million for 2010, and $22 million for 2009.

B. Realized Investment Gains and Losses

The following realized gains and losses on investments for the years ended December 31 exclude amounts required to adjust future policy benefits for the run-off settlement annuity business.

(In millions)	2011	2010	2009
Fixed maturities	$50	$87	$2
Equity securities	(1)	5	12
Commercial mortgage loans	(16)	(23)	(20)
Real estate	(6)	3	-
Other investments, including derivatives	35	3	(37)
Realized investment gains (losses), before income taxes	62	75	(43)
Less income taxes (benefits)	21	25	(17)
Net realized investment gains (losses)	$41	$50	$(26)

Included in pre-tax realized investment gains (losses) above were asset write-downs and changes in valuation reserves as follows:

(in millions)	2011	2010	2009
Credit related (1)	$28	$38	$93
Other	25	1	13
Total (2)	$53	$39	$106

(1) Credit-related losses include other-than-temporary declines in fair value of fixed maturities and equity securities, and changes in valuation reserves and asset write-downs related to commercial mortgage loans and investments in real estate entities. The amount related to credit losses on fixed maturities for which a portion of the impairment was recognized in other comprehensive income were immaterial.
(2) Other-than-temporary impairments on fixed maturities of $26 million in 2011 and $47 million in 2009 are included in both the credit-related and other categories above. Other-than-temporary impairments on fixed maturities in 2010 were immaterial.

The Company recognized pre-tax losses of $7 million in 2011, compared with pre-tax gains of $7 million in 2010 and $13 million in 2009 on hybrid securities.

Realized investment gains in 2011 in other investments, including derivatives, primarily represent gains on sale of real estate properties held in joint ventures. Realized investment losses in 2009 in other investments, including derivatives, primarily represent impairments of real estate entities.

Realized investment gains and (losses) that are not reflected in the Company's revenues for the years ended December 31 were as follows:

(In millions)	2011	2010	2009
Separate accounts	$210	$191	$(25)
Investment gains required to adjust future policy benefits for the run-off settlement annuity business	$8	$18	$51

Sales information for available-for-sale fixed maturities and equity securities, for the years ended December 31 were as follows:

(In millions)	2011	2010	2009
Proceeds from sales	$876	$826	$949
Gross gains on sales	$53	$46	$51
Gross losses on sales	$(7)	$(3)	$(9)